Property and Equipment,Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Capitalized Interest Costs [Abstract]
Depreciation expense	$ 173	$ 93	$ 547	$ 404	$ 404